As filed with the Securities and Exchange Commission on May 4, 2011

Securities Act Registration No. 33-24962

Investment Company Act Registration No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 86 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 88 (X)

(Check appropriate box or boxes)

ADVANCED SERIES TRUST

Exact name of registrant as specified in charter

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices, including Zip Code

(203) 926-1888

Registrant’s Telephone Number, including Area Code

Deborah A. Docs

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

(X)_ immediately upon filing pursuant to paragraph (b)

_ (----) pursuant to paragraph (b)

_ days after filing pursuant to paragraph (a)(1)

_ on (----) pursuant to paragraph (a)(1)

_ 75 days after filing pursuant to paragraph (a)(2)

_ on (----) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 4th day of May, 2011.

ADVANCED SERIES TRUST

*Stephen Pelletier

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Stephen Pelletier	President (Principal Executive Officer) and Trustee

* Grace C. Torres	Treasurer (Principal Financial and Accounting Officer)

* Saul K. Fenster	Trustee

** Timothy Cronin	Trustee

* Delayne Dedrick Gold	Trustee

* Robert F. Gunia	Trustee

* W. Scott McDonald, Jr.	Trustee

* Thomas T. Mooney	Chairman and Trustee

* Thomas M. O’Brien	Trustee

* F. Don Schwartz	Trustee

** Susan D. Austin	Trustee

By: /s/ John P. Schwartz*, **, *** John P. Schwartz	Attorney-in-Fact	May 4, 2011

* Powers of Attorney incorporated by reference to an exhibit to Post-Effective Amendment No. 77 to Registration Statement of Advanced Series Trust, which Amendment was filed via EDGAR on October 16, 2009.

** Power of Attorney for Timothy S. Cronin incorporated by reference to an exhibit to Post-Effective Amendment No. 79 to Registration Statement of Advanced Series Trust, which Amendment was filed via EDGAR on February 10, 2010.

*** Power of Attorney for Susan D. Austin incorporated by reference to an exhibit to Post-Effective Amendment No. 58 to Registration Statement of Prudential’s Gibraltar Fund, Inc., which Amendment was filed via EDGAR on March 29, 2011.

This filing relates solely to the AST Blackrock Global Strategies Portfolio and AST Quantitative Modeling Portfolio, which are two series of the Registrant.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase